Lease Liabilities (Tables)	12 Months Ended
Feb. 28, 2025
Lease Liabilities [Abstarct]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities

The undiscounted maturity analysis of lease liabilities is as follows: -

	Minimum lease payment due
Figures in Rand thousands	Within 1 year	2-4 years	Over 4 years	Total

At 28 February 2025
Lease payments	84,398	132,804	788	217,990
Finance charges	(6,953)	(6,330)	(11)	(13,294)
Present value of lease payments	77,445	126,474	777	204,696

At 29 February 2024
Present value of lease payments	63,055	123,387	7,898	194,340

Schedule of Lease Liabilities
	As of February 28/29
Figures in Rand thousands	2025	2024

Non-current liabilities	127,251	131,285
Current liabilities	77,445	63,055
	204,696	194,340